Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Net revenue:
Dialysis Care Revenue	$ 2,845,424	$ 2,741,935
Valuation Allowances and Reserves, Adjustments	(63,237)	(63,749)
Net Dialysis care revenue	2,782,187	2,678,186
Dialysis Products Revenue	781,405	785,735
Net revenue	3,563,592	3,463,921
Costs of revenue:
Dialysis Care Cost of Revenue	2,117,604	1,984,224
Dialysis Products Cost of Revenue	363,856	370,179
Cost of revenues	2,481,460	2,354,403
Gross profit	1,082,132	1,109,518
Operating expenses:
Selling, general and administrative	619,733	591,714
Research and development	30,028	30,372
Income from equity method investees	(12,522)	(4,808)
Gain on the sale of dialysis clinics	(2)	(1,073)
Operating income	444,895	493,313
Other (income) expense:
Interest income	(15,415)	(10,589)
Interest expense	111,676	114,818
Income before income taxes	348,634	389,084
Income tax expense	101,284	129,001
Net Income	247,350	260,083
Less: Net income attributable to noncontrolling interests	41,888	34,584
Net Income attributable to the Company	$ 205,462	$ 225,499
Basic income per Ordinary share	$ 0.68	$ 0.74
Earning Per Share Diluted	$ 0.68	$ 0.73